Related Party Transactions	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 — RELATED PARTY TRANSACTIONS

(a)	Names and relationship of related parties:

Name of related parties	Relationship with the Company
Yujie, Chen	Chief executive officer, a director since January 17, 2023 and beneficial shareholder
Chi Bun Alan, Chung	A director during the period from May 31, 2021 to January 17, 2023
Hao Xiang, Pan	A director during the period from January 17, 2023 to January 9, 2024
Ying Wo Sammy, Ho	A director since May 21, 2024
Ka Wing Eric, Law	Chief Financial Officer since April 1, 2024
Tak Kai Raymond, Tam	A director during the period from August 20, 2020 to May 21, 2024 and beneficial shareholder
Grande Holding Limited	Sole shareholder

(b)	Summary of balances with related parties:

	March 31,
Amounts due to a related party:	2025	2024
Grande Holding Limited	$(1,821,726)	$(1,852,115)

As of March 31, 2025 and 2024, the amounts due to a related party solely represented amounts due to Grande Holding Limited, which is the controlling shareholder of the Company. These amounts are unsecured, interest-free, and have no fixed terms of repayment. During the years ended March 31, 2025, 2024, and 2023, the Company repaid $30,389, $5,730, and nil, respectively, to Grande Holding Limited. No advances were received from Grande Holding Limited during the years ended March 31, 2025 and 2024, while an advance of $293,842 was received during the year ended March 31, 2023.

(c)	Summary of related party transactions:

A summary of trade transactions with related parties for the years ended March 31, 2025, 2024 and 2023 are listed below:

	March 31,
Employee benefit expense paid to senior management:	2025	2024	2023
Yujie, Chen	$94,615	$94,615	$60,000
Chi Bun Alan, Chung	N/A#	N/A#	230,318
Hao Xiang, Pan	N/A#	70,962	23,590
Ying Wo Sammy, Ho	102,051	N/A#	N/A#
Ka Wing Eric, Law	94,615	N/A#	N/A#
Total	$291,281	$165,577	$313,908
	March 31,
Consultation fee paid to senior management:	2025	2024	2023
Tak Kai Raymond, Tam	$—	$5,769	$—
Total	$—	$5,769	$—

#	These individuals have either left their positions or have not yet been appointed as senior management during the year